Long-Term Debt - Long-term Debt Issuances (Details) $ in Millions, $ in Millions	1 Months Ended
	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2020 CAD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)
ITC | Unsecured
Debt Instrument [Line Items]
Amount	$ 700
ITC | Unsecured | Floating Rate One-Month LIBOR Unsecured Term Loan
Debt Instrument [Line Items]
Amount		$ 75
ITC | Unsecured | Floating Rate One-Month LIBOR Unsecured Term Loan | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		0.45%
ITC | Unsecured | Floating Rate Two-Month LIBOR Unsecured Term Loan
Debt Instrument [Line Items]
Amount		$ 200
Maximum borrowings		$ 400
ITC | Unsecured | Floating Rate Two-Month LIBOR Unsecured Term Loan | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)		0.60%
ITC | Unsecured | Two Point Nine Five Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate	2.95%			2.95%
Amount	$ 700
Repayments	$ 400
UNS Energy | Unsecured | Four Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate					4.00%	4.00%
Amount					$ 350
Central Hudson | Unsecured | Three Point Four Two Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate	3.42%			3.42%
Amount	$ 30
FortisBC Electric | Unsecured | Three Point One Two Percent Unsecured Debentures
Debt Instrument [Line Items]
Interest rate	3.12%			3.12%
Amount				$ 75
Newfoundland Power | Secured | Three Point Six One Percent First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Interest rate					3.61%	3.61%
Amount						$ 100
FortisTCI | Unsecured | Five Point Three Zero Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate			5.30%
Amount			$ 15
Maximum borrowings			$ 30